Operating Leases (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Operating Leases [Abstract]
Schedule of leases by balance sheet
Assets/liabilities	March 31, 2022	December 31, 2021
Assets
Right-of-use assets	$1,597	$1,921

Liabilities
Lease liabilities- current portion	$1,079	$1,298
Lease liabilities- long term	601	691
Total Lease liabilities	$1,680	$1,989

Assets/liabilities (USD in thousands)	December 31, 2021	December 31, 2020
Assets
Right-of-use assets	$1,921	$291
Liabilities
Lease liabilities- current portion	$1,298	$107
Lease liabilities- long term	691	164
Total Lease liabilities	$1,989	$271

Schedule of operating lease expenses
	Three months ended March 31,
	2022	2021
Operating lease cost	$412	$135

(USD in thousands)	Year ended December 31,
	2021	2020
Operating lease cost	$1,440	$343

Schedule of maturities operating lease liabilities
Year ended March 31,
2022*	1,112
2023	537
2024	122
2025	13
2026	1
Total lease payment	1,785
Less: imputed interest	(105)
Total	1,680

(USD in thousands)	Year ended December 31,
2022*	1,130
2023	704
2024	283
2025	18
2026	2
Total lease payment	2,137
Less: imputed interest	(104)
Total	2,033

*        include operating leases with a term less than one year.

Schedule of lease term and discount rate
Lease term and discount rate	March 31, 2022
Weighted-average remaining lease term (years) – operating leases	1.99
Weighted average discount rate – operating leases	5.28%

Lease term and discount rate	December 31, 2021
Weighted-average remaining lease term (years) – operating leases	2.17
Weighted average discount rate – operating leases	4.89%